FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 41,278	€ 53,808	€ 94,908
Trade receivables and other current assets	1,445	3,357	1,926
Current financial assets	9,905	6,455	3,728
Credit losses on current financial assets	138	€ 138	55
Cash and cash equivalents, description		the Group to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet.
Current financial assets from related parties		€ 0	76
Customers [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 5,150	4,829
Customer [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		€ 4,829	€ 3,548